Debt and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary Of Aggregate Annual Future Maturities Of The Loans
Aggregate annual future maturities of the Loans as of March 31, 2024 were as follows:

Year	Total
2024	$9,317
2025	72,671
2026	—

Total	$81,988
Less: Unamortized debt discount	(13,760)
Plus: Capitalized interest	10,462

Total U.S. dollar notes payable, net	$78,690

Aggregate annual future maturities of the Loans as of December 31, 2023 are as follows:

Year	Total
2024	$9,392
2025	72,596
2026	—

Total	$81,988
Less: Unamortized debt discount	(18,232)
Plus: Capitalized interest	7,992

Total U.S. dollar notes payable, net	$71,748